Gain or Loss on Deregistration of Subsidiaries (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Gain or Loss on Deregistration of Subsidiaries [Abstract]
Gain or loss from deregistration of subsidiaries	$ 387,847	$ 79,202	$ (347,423)